As filed with the Securities and Exchange                     File No. 33-41694
Commission on January 21, 1997                                File No. 811-6352
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

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             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 19

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 27

                             AETNA SERIES FUND, INC.
                             -----------------------

             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
             -------------------------------------------------------

                                 (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                     (Name and Address of Agent for Service)
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It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
    --------
               on ____________________ pursuant to paragraph (b) of Rule 485
    --------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
    --------
        X      on March 3, 1997 pursuant to paragraph (a)(1) of Rule 485
    --------
               75 days after filing pursuant to paragraph (a)(2) of Rule 485
    --------
               on ____________________ pursuant to paragraph (a)(2) of Rule 485
    --------

Aetna Series Fund, Inc. has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Rule 24f-2 Notice for its fiscal year ended October 31, 1996 on December 27, 1996.

                                PARTS A, B, AND C

The purpose for the filing of this (Post-Effective Amendment No. 19 to Registration Statement on Form N-1A (File No. 33-41694)) is to provide conformed signatures which were inadvertently left off of the signature page of Post-Effective Amendment No. 17 to Registration Statement on Form N-1A (File No. 33-41694) and the consent of counsel letter that was filed in said Post-Effective Amendment No. 17. Said Post-Effective Amendment No. 17 was filed electronically on December 17, 1996 (Accession Number 0000950146-96-002280). The entire content of said Post-Effective Amendment No. 17 is incorporated herein and made a part of this Post-Effective Amendment No. 19.

Conformed signatures for the above referenced items are attached.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 17th day of December, 1996.


                                        AETNA SERIES FUND, INC.
                                        -----------------------
                                           Registrant

                                        By Shaun P. Mathews*
                                           --------------------
                                           Shaun P. Mathews
                                           President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons on December 17, 1996 in the capacities indicated.

Signature                           Title
---------                           -----

Shaun P. Mathews*                   President and Director
---------------------------------   (Principal Executive Officer)
Shaun P. Mathews

Morton Ehrlich*                     Director
---------------------------------
Morton Ehrlich

Maria T. Fighetti*                  Director
---------------------------------
Maria T. Fighetti

David L. Grove*                     Director
---------------------------------
David L. Grove

Daniel P. Kearney*                  Director
---------------------------------
Daniel P. Kearney

Timothy A. Holt*                    Director
---------------------------------
Timothy A. Holt

Sidney Koch*                        Director
---------------------------------
Sidney Koch

Corine T. Norgaard*                 Director
---------------------------------
Corine T. Norgaard

Richard G. Scheide*                 Director
---------------------------------
Richard G. Scheide

J. Scott Fox*                       Vice President and Treasurer
---------------------------------   (Principal Financial and Accounting Officer)
J. Scott Fox



By: /s/ Susan E. Bryant
    -----------------------------
    *Susan E. Bryant
     Attorney-in-Fact

                                               151 Farmington Avenue
                                               Hartford, CT  06156

                                               Susan E. Bryant
                                               Counsel
                                               Law Division, RC4A
December 17, 1996                              Investments & Financial Services
                                               (860) 273-7834
                                               Fax:  (860) 273-0356

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Dear Sir or Madam:

As Counsel of Aetna Life Insurance and Annuity Company (the "Company"), I hereby consent to the use of my opinion dated December 29, 1995 (incorporated by reference to the 24f-2 Notice for the fiscal year ended October 31, 1995 filed on behalf of Aetna Series Fund, Inc.) as an exhibit to this Post-Effective Amendment No. 17 on Form N-1A to Registration Statement (File Nos. 33-41694 and 811-6352). I also consent to my being named under the caption "Legal Matters" in the prospectus contained in the Post-Effective Amendment.

Sincerely,

/s/ Susan E. Bryant

Susan E. Bryant
Counsel

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 21st day of January, 1997.


                                        AETNA SERIES FUND, INC.
                                        -----------------------
                                           Registrant

                                        By Shaun P. Mathews*
                                           --------------------
                                           Shaun P. Mathews
                                           President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons on January 21, 1997 in the capacities indicated.

Signature                           Title
---------                           -----

Shaun P. Mathews*                   President and Director
---------------------------------   (Principal Executive Officer)
Shaun P. Mathews

Morton Ehrlich*                     Director
---------------------------------
Morton Ehrlich

Maria T. Fighetti*                  Director
---------------------------------
Maria T. Fighetti

David L. Grove*                     Director
---------------------------------
David L. Grove

Daniel P. Kearney*                  Director
---------------------------------
Daniel P. Kearney

Timothy A. Holt*                    Director
---------------------------------
Timothy A. Holt

Sidney Koch*                        Director
---------------------------------
Sidney Koch

Corine T. Norgaard*                 Director
---------------------------------
Corine T. Norgaard

Richard G. Scheide*                 Director
---------------------------------
Richard G. Scheide

J. Scott Fox*                       Vice President and Treasurer
---------------------------------   (Principal Financial and Accounting Officer)
J. Scott Fox


/s/Susan E. Bryant
---------------------------------
   *Susan E. Bryant
    Attorney-in-Fact